Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt1 [Abstract]
Disclosure of debt instruments

	2022	2021
	$	$
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	23,102	42,408
Masbate equipment loan facility (net of unamortized transaction costs)	872	3,865
Lease liabilities	33,254	28,861
	57,228	75,134

Less: current portion	(15,519)	(25,408)
	41,709	49,726

Disclosure of changes in debt balances
The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2020	—	78,515	31,507	110,022
Lease liabilities incurred	—	—	398	398
Debt repayments	—	(28,797)	(3,889)	(32,686)
Foreign exchange gains	—	(4,145)	(295)	(4,440)
Deferred transaction costs incurred	5,769	—	—	5,769
Reclass of deferred financing costs to other assets (Note 9)	(5,769)	—	—	(5,769)
Non-cash interest and financing expense	—	700	1,140	1,840
Balance at December 31, 2021	—	46,273	28,861	75,134

Lease liabilities incurred	—	—	11,882	11,882
Debt repayments	—	(19,802)	(6,616)	(26,418)
Foreign exchange gains	—	(2,716)	(2,218)	(4,934)
Non-cash interest and financing expense	—	219	1,345	1,564
Balance at December 31, 2022	—	23,974	33,254	57,228

Less: current portion	—	(10,614)	(4,905)	(15,519)
	—	13,360	28,349	41,709

Disclosure of maturity analysis of operating lease payments
The expected timing of undiscounted lease payments at December 31, 2022 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	5,297
One to five years	16,344
More than five years	19,228
40,869

Disclosure of long-term debt maturities
The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2022:

	2023	2024	2025	2026	2027	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	9,643	7,788	5,987	—	—	23,418
Interest (estimated)	993	548	148	—	—	1,689

Masbate equipment loan facility:
Principal	872	—	—	—	—	872
Interest (estimated)	28	—	—	—	—	28

Lease liabilities
Principal	4,022	3,238	2,638	1,981	2,078	13,957
	15,558	11,574	8,773	1,981	2,078	39,964